Condensed Consolidated Statements of Income (Unaudited) - JPY (¥) shares in Thousands, ¥ in Millions		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Interest income:
Loans, including fees		¥ 1,098,107	¥ 997,030
Deposits in other banks		57,768	36,982
Investment securities		185,852	187,835
Trading account assets		224,262	212,587
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		36,109	31,224
Total		1,602,098	1,465,658
Interest expense:
Deposits		240,723	165,897
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions		57,620	31,379
Due to trust account, other short-term borrowings, and trading account liabilities		41,919	27,338
Long-term debt		141,590	135,631
Total		481,852	360,245
Net interest income		1,120,246	1,105,413
Credit for credit losses		186,568	58,681
Net interest income after credit for credit losses		1,306,814	1,164,094
Non-interest income:
Fees and commissions income		701,916	687,853
Foreign exchange losses-net		(3,025)	(20,704)
Trading account profits-net		69,428	284,845
Investment securities gains-net	[1]	176,149	127,028
Equity in earnings of equity method investees-net		88,717	128,468
Other non-interest income		44,282	44,292
Total		1,077,467	1,251,782
Non-interest expense:
Salaries and employee benefits		537,214	555,671
Occupancy expenses-net		88,567	90,369
Fees and commissions expenses		146,625	133,243
Outsourcing expenses, including data processing		136,326	123,961
Depreciation of premises and equipment		46,159	47,861
Amortization of intangible assets		116,878	112,576
Impairment of intangible assets		16,591	968
Insurance premiums, including deposit insurance		45,103	45,936
Communications		28,158	27,843
Taxes and public charges		45,152	45,031
Other non-interest expenses		163,074	226,629
Total		1,369,847	1,410,088
Income before income tax expense		1,014,434	1,005,788
Income tax expense		234,336	252,472
Net income before attribution of noncontrolling interests		780,098	753,316
Net income (loss) attributable to noncontrolling interests		(10,606)	2,433
Net income attributable to Mitsubishi UFJ Financial Group	[2]	790,704	750,883
Income used for the computation of basic EPS and diluted EPS (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	[2]	790,704	750,883
Effect of dilutive instruments:
Stock acquisition rights, performance-based plan under Board Incentive Plan and restricted stock units	[2]	(1,951)	(1,416)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	[2]	¥ 788,753	¥ 749,467
Shares used for the computation of basic EPS and diluted EPS (Denominator):
Weighted average common shares outstanding	[2]	13,354,885	13,652,274
Effect of dilutive instruments:
Stock acquisition rights and the common shares of MUFG under Board Incentive Plan	[2]	1,964	15,057
Weighted average common shares for diluted computation	[2]	13,356,849	13,667,331
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 59.21	¥ 55.00
Diluted earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		59.05	54.84
Cash dividend per common share		¥ 9.00	¥ 9.00

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥44 million and ¥95 million; Other comprehensive income-net by ¥13 million and ¥13 million; Total credit losses by ¥57 million and ¥108 million, for the six months ended September 30, 2016 and 2017, respectively.
[2]	From the six month period ended on September 30, 2017, information on earnings per common share ("EPS"), which was previously disclosed in the footnote to Condensed Consolidated Financial Statements, started to be disclosed within Condensed Consolidated Statements of Income.